CONVERTIBLE NOTES (Details Narrative)																																																1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended					21 Months Ended
	Feb. 15, 2023	Feb. 14, 2023 USD ($)	Feb. 14, 2023 USD ($)	Nov. 03, 2022 USD ($) shares	Oct. 06, 2022 USD ($)	Sep. 21, 2022 USD ($)	Sep. 21, 2022 USD ($)	Sep. 21, 2022 USD ($)	Aug. 15, 2022 USD ($)	Aug. 12, 2022 USD ($)	Aug. 12, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	May 12, 2022 USD ($)	May 12, 2022 USD ($)	Apr. 12, 2022 USD ($)	Mar. 29, 2022 USD ($)	Mar. 07, 2022 USD ($)	Jan. 04, 2022 USD ($)	Dec. 07, 2021 USD ($)	Nov. 26, 2021 USD ($)	Oct. 21, 2021 USD ($)	Sep. 22, 2021 USD ($)	Aug. 19, 2021 USD ($)	Mar. 16, 2021 USD ($)	Jan. 05, 2021 USD ($)	Dec. 10, 2020 USD ($)	Dec. 02, 2020 USD ($)	Nov. 30, 2020 USD ($)	Sep. 16, 2020 shares	Sep. 09, 2020 shares	Mar. 25, 2020 USD ($)	Mar. 12, 2020 USD ($) Integer	Mar. 05, 2020 USD ($)	Feb. 19, 2020 USD ($)	Jan. 22, 2020 USD ($)	Jan. 13, 2020 USD ($)	Jan. 07, 2020 USD ($)	Oct. 03, 2019 USD ($)	Oct. 02, 2019 USD ($)	Sep. 04, 2019 USD ($)	Aug. 30, 2019 USD ($) $ / shares shares	Dec. 24, 2018 USD ($)	Aug. 29, 2018 USD ($)	Aug. 10, 2017 USD ($) Integer $ / shares	Aug. 10, 2017 USD ($) $ / shares	Aug. 10, 2017 USD ($) Integer $ / shares	Apr. 30, 2020	Aug. 30, 2019 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2023 USD ($) shares	Mar. 15, 2021 USD ($)	Jun. 30, 2017 USD ($)
principal amount												$ 1,000	$ 1,000																$ 19,600																													$ 1,000	$ 95,000
Lowest trading price percentage																																																								4.99%		4.99%
Debt instrument unamortized premium												313,127	313,127																11,785																					$ 150,289						$ 150,289		$ 313,127	196,496				$ 150,289
Additional paid in capital												57,364,690	57,364,690																																					59,687,667						59,687,667		57,364,690	54,088,152				59,687,667
Debt conversion converted instrument																																																												$ 500
Embedded derivative fair value of embedded derivative liability												151,262	151,262																																					132,501						132,501		151,262	54,220				132,501
Accrued interest												8,000	8,000																416																					12,488						12,488		8,000	3,000	5,248			12,488
Liabilities												3,105,300	3,105,300																																					3,085,156						3,085,156		3,105,300	3,080,674				3,085,156
Gain on extinguishment of debt																																																		(10,724)						32,186		(17,503)	50,607
Original issue discount												$ 31,669	$ 31,669																																					103,932						103,932		31,669	6,139				103,932
Proceeds from convertible debt																																																								590,250	641,500	766,500	325,000
Unissued shares conversion | shares																														24
Due to equity conversion																													31,801
Penalty amount																																																								30,000		30,000
Debt issue costs																																																															$ 66,000
Original issue discounts amount																																																								79,111		73,500	16,000
Amortization of debt discount																																																		54,111			13,647			138,014	24,942	47,971	136,527
Reduction of put premium related to conversions of convertible notes																																																		$ 133,000	$ 85,346	$ 133,646	100,840	$ 16,667	$ 109,643	$ 351,992	227,150	$ 335,677	$ 590,504
Number of shares issued | shares												0.001	0.001																																					0.001						0.001		0.001	0.001				0.001
Debt instrument amount												$ 644,980	$ 644,980																																					$ 473,361						$ 473,361		$ 644,980	$ 400,128				$ 473,361
Common Stock [Member]
Purchase of warrants | shares												16	16																																													16
Reduction of put premium related to conversions of convertible notes
Settlement and Mutual Release Agreement [Member]
Convertible notes payable																																																		122,000						122,000							122,000
Gain on extinguishment of debt																																																								11,334
Two Convertible Notes [Member]
Convertible notes payable												$ 144,280	$ 144,280																																													144,280
Accrued liabilities current and non current												$ 33,930	$ 33,930																																													$ 33,930
Two Convertible Notes [Member] | Minimum [Member]
Debt instrument, interest rate, stated percentage												15.00%	15.00%																																													15.00%
Two Convertible Notes [Member] | Maximum [Member]
Debt instrument, interest rate, stated percentage												18.00%	18.00%																																													18.00%
GS Capital Partners, LLC [Member]
Accrued interest																																																		2,945						2,945							2,945
Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member]
Accrued interest												$ 716	$ 716																																													$ 716	39,536	43,176
Crown Bridge Partners, LLC [Member]
principal amount																																																		$ 65,280						$ 65,280							$ 65,280
Debt instrument, interest rate, stated percentage																																																		15.00%						15.00%							15.00%
Accrued interest																																																		$ 30,866						$ 30,866							$ 30,866
1800 Diagonal Lending [Member]
Accrued interest												4,700	4,700																																					14,800						14,800		4,700					14,800
1800 Diagonal Lending [Member] | May Twelve Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member]
Accrued interest												4,700	4,700																																													4,700
ONE44 Capital LLC [Member]
Debt instrument unamortized premium																																																		289,459						289,459							289,459
Accrued interest												2,873	2,873																																					20,218						20,218		2,873					20,218
ONE44 Capital LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate			60.00%
ONE44 Capital LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate		65.00%
ONE44 Capital LLC [Member] | March Twenty Nine Two Thousand Twenty Two [Member]
Accrued interest												2,873	2,873																																													2,873
Coventry Enterprises LLC Securities Purchase Agreement [Member]
Monthly payment amount				$ 19,643
August Twenty Nine Two Thousandand Eighteen Securities Purchase Agreement [Member] | Eagle Equities L L C [Member] | August Two Thousand Eighteen Eagle Note [Member]
principal amount																																												$ 105,000
Debt instrument maturity date																																												Aug. 29, 2019
Debt instrument, interest rate, stated percentage																																												8.00%
Debt instrument debt default interest rate																																																24.00%
December Twenty Four Two Thousand And Eighteen Securities Purchase Agreement [Member] | Eagle Equities L L C [Member] | December Two Thousand And Eighteen Eagle Note [Member]
principal amount																																											$ 126,000
Debt instrument maturity date																																											Dec. 24, 2019
Debt instrument, interest rate, stated percentage																																											8.00%
Debt instrument debt default interest rate																																											24.00%					24.00%
Debt instrument periodic payment principal																																											$ 6,000
Debt original issue discount, rate																																											10.00%
Percentage of outstanding shares of common stock																																											4.99%
Debt instrument unamortized premium																																																											357,688
Additional paid in capital																																																											133,557
Convertible notes payable																																																											0
December Twenty Four Two Thousand And Eighteen Securities Purchase Agreement [Member] | Eagle Equities L L C [Member] | December Two Thousand And Eighteen Eagle Note [Member] | Minimum [Member]
Lowest trading price percentage																																											60.00%
December Twenty Four Two Thousand And Eighteen Securities Purchase Agreement [Member] | Eagle Equities L L C [Member] | December Two Thousand And Eighteen Eagle Note [Member] | Maximum [Member]
Lowest trading price percentage																																											61.00%
December Twenty Four Two Thousand And Eighteen Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December Two Thousand And Eighteen Eagle Note [Member] | Minimum [Member]
Lowest trading price percentage																																											50.00%
December Twenty Four Two Thousand And Eighteen Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December Two Thousand And Eighteen Eagle Note [Member] | Maximum [Member]
Lowest trading price percentage																																											51.00%
August 10, 2017 Consulting Agreement [Member]
principal amount																																																												8,500	$ 9,000
Debt instrument maturity date																																													Aug. 10, 2019	Aug. 10, 2017	Aug. 10, 2019
Debt instrument, interest rate, stated percentage																																													10.00%	10.00%	10.00%
Debt instrument debt default interest rate																																													18.00%		18.00%
Lowest trading price percentage																																													65.00%		65.00%
Convertible notes payable																																													$ 310,000	$ 310,000	$ 310,000
Debt conversion converted instrument																																														310,000	$ 750									79,000		1,000		500
Debt instrument convertible | Integer																																													10		10
Accrued liabilities current and non current																																																												5,248		$ 155,000			$ 155,000
Embedded derivative fair value of embedded derivative liability																																													$ 578,212	$ 578,212	$ 578,212
Accrued interest												8,000	8,000																																					9,543						9,543		8,000		22,168			9,543
August 10, 2017 Consulting Agreement [Member] | Common Stock [Member]
Debt convertible conversion price | $ / shares																																													$ 750	$ 750	$ 750
August 10, 2017 Consulting Agreement [Member] | Settlement and Mutual Release Agreement [Member]
principal amount																																																																$ 8,500
Convertible notes payable																																													$ 79,000	$ 79,000	$ 79,000												80,000					100,000
Debt conversion converted instrument																																														$ 79,000													20,000
Accrued liabilities current and non current																																																																25,000
Accrued interest												10,185	10,185																																					0						0		10,185	3,738				0	23,262
Liabilities																																																																$ 56,762
Gain on extinguishment of debt																																																											43,238
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
principal amount																																																													161,000	140,000
Debt conversion converted instrument																																																													161,000	140,000
Accrued interest																																																													$ 19,418	$ 10,764
August 10, 2017 Consulting Agreement [Member] | GS Capital Partners, LLC [Member]
Debt conversion converted instrument																																																								43,000
Securities Purchase Agreement [Member]
Original issue discount												452,308	452,308																																					232,674			$ 380,961			232,674	380,961	452,308	498,160				232,674
Amortization of debt discount																																																								210,278	$ 66,000	73,500	211,000
Securities Purchase Agreement [Member] | August Two Thousand Nineteen Auctus Note [Member]
Debt instrument, interest rate, stated percentage																																										24.00%							24.00%
Securities Purchase Agreement [Member] | January Thirteen Twenty Twenty Ader Alef Note [Member]
principal amount																																					$ 110,250																						0	110,250
Debt instrument maturity date																																					Jan. 13, 2020
Debt instrument, interest rate, stated percentage																																					8.00%
Debt instrument debt default interest rate																																					24.00%
Debt instrument unamortized premium																																																											59,365
Debt conversion converted instrument																																					$ 100,000																						110,250
Accrued interest																																																											0	4,073
Original issue discount																																					5,250
Legal fees and due diligence expenses																																					$ 5,000
Debt conversion of accrued interest																																																											7,493
Securities Purchase Agreement [Member] | January Thirteen Twenty Twenty Ader Alef Note [Member] | Minimum [Member]
Debt instrument debt default interest rate																																					120.00%
Lowest trading price percentage																																					35.00%
Percentage of outstanding shares of common stock																																					4.99%
Debt instrument description																																					The conversion price for the January 13, 2020 Ader Alef Note during the first 6 months the January 13, 2020 Ader Alef Note was fixed at $2.50 and thereafter would be equal to a 35% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, Ader Alef was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Ader Alef and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Ader Alef to the Company.
Securities Purchase Agreement [Member] | January Thirteen Twenty Twenty Ader Alef Note [Member] | Maximum [Member]
Debt instrument debt default interest rate																																					150.00%
Percentage of outstanding shares of common stock																																					9.99%
Securities Purchase Agreement [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member]
Accrued interest																																																											3,120
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
principal amount						$ 71,500	$ 71,500	$ 71,500		$ 93,000	$ 93,000																																							121,500						121,500							121,500
Debt instrument maturity date						Mar. 21, 2023				Apr. 12, 2023
Debt instrument, interest rate, stated percentage						8.00%	8.00%	8.00%		8.00%	8.00%
Debt instrument debt default interest rate						24.00%
Lowest trading price percentage								65.00%			65.00%
Percentage of outstanding shares of common stock						4.99%				4.99%
Accrued interest																																																		4,885						4,885							4,885
Original issue discount						$ 4,000	$ 4,000	$ 4,000		$ 5,000	$ 5,000
Legal fees and due diligence expenses							2,500			$ 3,000
Conversion price, description						Such note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2 (the “September Fixed Price”). However, in the event the common stock trades below $1.40 per share for more than five consecutive trading days, then the September Fixed Price becomes $0.90 per share.				The GS Capital Note is exchangeable for an equal aggregate principal amount of notes of different authorized denominations, as requested by GS Capital by surrendering the same. GS Capital is entitled, at its option, at any time after cash payment, to convert all or any amount of the principal face amount of the GS Capital Note then outstanding into shares of common stock at a price per share equal to $2.80 per share (the “Fixed Price”). However, in the event the common stock trades below $2 per share for more than five consecutive trading days, then the Fixed Price becomes $1.30 per share.
Debt principal increase percentage						20.00%
Proceeds from Issuance of Debt							$ 65,000			$ 85,000
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate						110.00%
Penalty amount						$ 250
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate						125.00%
Penalty amount						$ 500
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January Twenty Two Twenty Twenty G S Note [Member]
principal amount																																				$ 58,000
Debt instrument maturity date																																				Jan. 22, 2021
Debt instrument, interest rate, stated percentage																																				10.00%
Debt instrument debt default interest rate																																				24.00%
Lowest trading price percentage																																				40.00%
Debt instrument unamortized premium																																				$ 38,667
Additional paid in capital																																																												38,667
Convertible notes payable																																																											0
Debt conversion converted instrument																																																											58,000
Original issue discount																																				3,500
Legal fees and due diligence expenses																																				2,500
Debt conversion of accrued interest																																																											8,508
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January Twenty Two Twenty Twenty G S Note [Member] | Minimum [Member]
Proceeds from convertible debt																																				$ 52,000
Debt default amount percentage																																				112.00%
Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | January Twenty Two Twenty Twenty G S Note [Member] | Maximum [Member]
Debt default amount percentage																																				130.00%
Securities Purchase Agreement [Member] | Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member]
principal amount																																									$ 550,000	$ 550,000							$ 550,000
Debt instrument maturity date																																										Aug. 30, 2020
Debt instrument, interest rate, stated percentage																																										10.00%							10.00%
Debt instrument debt default interest rate																																										24.00%
Lowest trading price percentage																																																	60.00%
Percentage of outstanding shares of common stock																																										125.00%							4.99%
Debt instrument unamortized premium												21,899	21,899																													$ 366,667							$ 366,667									21,899	217,411	127,356
Convertible notes payable												0	0																																													0
Debt conversion converted instrument																																																										32,848	326,117	191,035
Accrued interest												0	0																													$ 15,000							$ 15,000									0	0	486
Legal fees and due diligence expenses																																									5,000
Proceeds from convertible debt																																									505,000
Diligence fees																																									$ 40,000
Debt instrument description																																										Upon the holder’s election to convert accrued interest, default interest or any penalty amounts as stipulated, the Company may elect to pay those amounts in cash. The note may also be prepaid by the Company at any time between the date of issuance and August 13, 2020 at 135% multiplied by the sum of (a) the then outstanding principal amount plus (b) accrued and unpaid interest plus (c) default interests, if any.
Fair value adjustment of warrants																																										$ 375,905
Securities Purchase Agreement [Member] | Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member] | First Warrant [Member]
Purchase of warrants | shares																																										450							450
Warrant exercise price | $ / shares																																										$ 2,250,000							$ 2,250,000
Securities Purchase Agreement [Member] | Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member] | Second Warrant [Member]
Purchase of warrants | shares																																										300							300
Warrant exercise price | $ / shares																																										$ 3,330,000							$ 3,330,000
Securities Purchase Agreement [Member] | Auctus Fund L L C [Member] | August Two Thousand Nineteen Auctus Note [Member] | Third Warrant [Member]
Purchase of warrants | shares																																										225							225
Warrant exercise price | $ / shares																																										$ 4,500							$ 4,500
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member]
principal amount												65,280	65,280																9,600										$ 108,000											65,280						65,280		65,280		65,280			65,280
Debt instrument maturity date																																							Oct. 03, 2020
Debt instrument, interest rate, stated percentage																																							15.00%
Debt instrument debt default interest rate																																							15.00%
Debt instrument periodic payment principal																																							$ 3,000
Debt instrument unamortized premium																													6,400										72,000											13,889						13,889				28,480			13,889
Debt conversion converted instrument																																																												42,720
Accrued interest												25,930	25,930																																					33,281						33,281		25,930		7,232			33,281
Gain on extinguishment of debt																																							43,520																	43,520
Original issue discount																																							$ 5,000
Debt instrument description																																							The conversion price of the Crown Bridge Note was equal to 60% (representing a 40% discount) of the lowest closing bid price of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion under such note, including the day upon which such notice was received.
Unissued shares conversion | shares																														15,000
Due to equity conversion																													16,000
Equity conversion																													16,000
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate																																							110.00%
Percentage of outstanding shares of common stock																																							4.99%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate																																							150.00%
Percentage of outstanding shares of common stock																																							9.99%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member]
principal amount												65,280	65,280																										$ 108,000																			65,280	65,280	65,280
Debt instrument maturity date																																							Oct. 03, 2019
Debt instrument, interest rate, stated percentage																																							15.00%
Debt instrument debt default interest rate																																							15.00%
Debt instrument periodic payment principal																																							$ 3,000
Debt instrument unamortized premium																																							72,000																					28,480
Debt conversion converted instrument																																																												42,720
Accrued interest												25,930	25,930																																													25,930	16,138	7,232
Original issue discount																																							5,000
Proceeds from convertible debt																																							$ 100,000
Debt instrument description																																							The conversion price for the October 3, 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company. The note is treated as stock settled debt under ASC 480 and accordingly the Company recorded a $72,000 put premium.
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Minimum [Member]
Debt instrument debt default interest rate																																							110.00%
Percentage of outstanding shares of common stock																																							4.99%
Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 3, 2019 GW Note [Member] | Maximum [Member]
Debt instrument debt default interest rate																																							150.00%
Percentage of outstanding shares of common stock																																							9.99%
Securities Purchase Agreement [Member] | G W Holdings Group L L C [Member]
principal amount																																																												101,000
Debt instrument unamortized premium																																																											20,000	67,333
Convertible notes payable																																																											0
Accrued interest																																																											0	5,082
Securities Purchase Agreement [Member] | G W Holdings Group L L C [Member] | October One Two Thousand Nineteen Auctus Note [Member]
principal amount																																								$ 131,000																			30,000	30,000
Debt instrument maturity date																																								Oct. 01, 2020
Debt instrument, interest rate, stated percentage																																								8.00%
Debt instrument periodic payment principal																																								$ 6,000
Accrued interest																																																											3,877	1,776
Proceeds from convertible debt																																								$ 125,000
Securities Purchase Agreement [Member] | G W Holdings Group L L C [Member] | December Ten Two Thousand Twenty [Member]
principal amount																											$ 131,000
Debt instrument maturity date																											Dec. 10, 2021
Debt instrument, interest rate, stated percentage																											8.00%
Debt instrument debt default interest rate																											24.00%
Debt instrument periodic payment principal																											$ 6,000
Debt instrument unamortized premium																											174,666
Accrued interest																																																											1,084
Proceeds from convertible debt																											$ 125,000
Debt instrument description																											The conversion price for the above GW Holdings notes was equal to a 40% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.
Securities Purchase Agreement [Member] | G W Holdings Group L L C [Member] | December Ten Two Thousand Twenty [Member] | Minimum [Member]
Debt instrument debt default interest rate																											110.00%
Percentage of outstanding shares of common stock																											4.99%
Securities Purchase Agreement [Member] | G W Holdings Group L L C [Member] | December Ten Two Thousand Twenty [Member] | Maximum [Member]
Debt instrument debt default interest rate																											150.00%
Percentage of outstanding shares of common stock																											9.99%
Securities Purchase Agreement [Member] | L G Capital Funding L L C [Member]
principal amount																													10,000
Debt instrument unamortized premium																													5,385
Debt conversion converted instrument																													416
Original issue discount																																			$ 40,385
Due to equity conversion																													$ 15,801
Securities Purchase Agreement [Member] | L G Capital Funding L L C [Member] | February Nineteen Two Thousand Twenty L G Capital Note [Member]
principal amount																																			$ 75,000																								0	75,000
Debt instrument maturity date																																			Feb. 19, 2021
Debt instrument, interest rate, stated percentage																																			8.00%
Lowest trading price percentage																																			24.00%
Debt instrument unamortized premium																																																											40,385
Debt conversion converted instrument																																																											75,000
Accrued interest																																																											0	2,164
Original issue discount																																			$ 3,750
Legal fees and due diligence expenses																																			$ 2,500
Proceeds from convertible debt																																$ 71,250
Debt conversion of accrued interest																																																											5,421
Unissued shares conversion | shares																															9,427
Securities Purchase Agreement [Member] | L G Capital Funding L L C [Member] | February Nineteen Two Thousand Twenty L G Capital Note [Member] | Minimum [Member]
Debt instrument debt default interest rate																																			112.00%
Percentage of outstanding shares of common stock																																			9.99%
Debt instrument description																																			The conversion price for the February 19, 2020 LG Capital Note during the first 6 months the February 19, 2020 LG Capital Note was fixed at $500 and thereafter was equal to a 35% discount of the lowest closing bid price (“Lowest Trading Price”) of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion was received. Notwithstanding the foregoing, LG Capital was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by LG Capital and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock.
Securities Purchase Agreement [Member] | L G Capital Funding L L C [Member] | February Nineteen Two Thousand Twenty L G Capital Note [Member] | Maximum [Member]
Debt instrument debt default interest rate																																			135.00%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | December Two Two Thousand Twenty Geneva Roth [Member]
principal amount																												$ 78,000
Debt instrument maturity date																												Dec. 02, 2021
Debt instrument, interest rate, stated percentage																												8.00%
Original issue discount																												$ 3,000
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | January Five Two Thousand Twenty One Geneva Roth [Member]
principal amount																										$ 68,500
Debt instrument maturity date																										Jan. 05, 2022
Debt instrument, interest rate, stated percentage																										8.00%
Original issue discount																										$ 3,500
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | March Sixteen Two Thousand Twenty One Geneva Roth [Member]
principal amount																									$ 63,500
Debt instrument maturity date																									Mar. 16, 2022
Debt instrument, interest rate, stated percentage																									8.00%
Original issue discount																									$ 3,500
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | August Nineteen Two Thousand Twenty One Geneva Roth [Member]
principal amount																								$ 103,750
Debt instrument, interest rate, stated percentage																								8.00%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member]
principal amount																							$ 63,750
Debt instrument maturity date																							Sep. 22, 2022	Aug. 19, 2022
Debt instrument, interest rate, stated percentage																							8.00%
Debt instrument debt default interest rate																							35.00%
Debt instrument unamortized premium																							$ 203,269
Original issue discount																								$ 3,750
Debt default amount percentage																							22.00%
Debt instrument description																							The conversion price for the above Geneva Roth notes was equal to a 35% discount of the market price based on the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, Geneva Roth shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Geneva Roth and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock.
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member] | Minimum [Member]
Debt instrument debt default interest rate																							110.00%
Percentage of outstanding shares of common stock																							9.99%
Securities Purchase Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member] | Maximum [Member]
Debt instrument debt default interest rate																							129.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member]
principal amount												$ 105,000	$ 105,000	$ 63,750	$ 63,750	$ 68,750		$ 68,750	$ 63,750		$ 53,750	$ 63,750																												0						$ 0		$ 105,000					0
Debt instrument maturity date													Jun. 30, 2023		May 12, 2023	Apr. 12, 2023		Mar. 07, 2023	Jan. 04, 2023		Nov. 26, 2022	Oct. 21, 2022
Debt instrument, interest rate, stated percentage												8.00%	8.00%	8.00%	8.00%	8.00%		8.00%	8.00%		8.00%	8.00%																																				8.00%
Debt instrument debt default interest rate												65.00%
Percentage of outstanding shares of common stock																																																								150.00%
Debt instrument unamortized premium												$ 262,500	$ 262,500																																					199,230						$ 199,230		$ 262,500					199,230
Debt conversion converted instrument																																																								370,000
Debt default amount percentage													22.00%
Debt instrument description													The conversion price for the above 1800 Diagonal notes is equal to 65% (representing a 35% discount) of the market price of the common stock, which is based on the average of the lowest three trading prices of the common stock for the ten trading days immediately prior to the delivery of a notice of conversion of such note.
Penalty amount																																																								1,000
Debt issue costs													$ 3,750		$ 3,750	$ 3,750		$ 3,750	$ 3,750		$ 3,750	$ 3,750
Debt instrument amount																																																		56,538						56,538							56,538
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | Minimum [Member]
Debt instrument debt default interest rate													110.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | Maximum [Member]
Debt instrument debt default interest rate													129.00%
Percentage of outstanding shares of common stock													9.99%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | October Twenty One Two Thousand Twenty One [Member]
principal amount																						$ 63,750
Debt instrument maturity date																						Oct. 21, 2022
Debt instrument, interest rate, stated percentage																						8.00%
Debt issue costs																						$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | November Twenty Six Two Thousand Twenty One [Member]
principal amount																					$ 53,750
Debt instrument maturity date																					Nov. 26, 2022
Debt instrument, interest rate, stated percentage																					8.00%
Debt issue costs																					$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | January Four Two Thousand Twenty Two [Member]
principal amount																			$ 63,750
Debt instrument maturity date																			Jan. 04, 2023
Debt instrument, interest rate, stated percentage																			8.00%
Debt issue costs																			$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | March Seven Two Thousand Twenty Two [Member]
principal amount																		$ 68,750
Debt instrument maturity date																		Mar. 07, 2023
Debt instrument, interest rate, stated percentage																		8.00%
Debt issue costs																		$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | April Twelve Two Thousand And Twenty Two [Member]
principal amount																$ 68,750
Debt instrument maturity date																Apr. 12, 2023
Debt instrument, interest rate, stated percentage																8.00%
Debt issue costs																$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | May Twelve Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member]
principal amount														$ 63,750	$ 63,750
Debt instrument maturity date														May 12, 2023
Debt instrument, interest rate, stated percentage														8.00%	8.00%
Debt instrument debt default interest rate														35.00%
Percentage of outstanding shares of common stock																																																										150.00%
Debt instrument unamortized premium														$ 205,962	$ 205,962
Debt default amount percentage														22.00%
Debt instrument description														The conversion price for the above 1800 Diagonal notes shall be equal to a 35% discount of the market price which means the average of the lowest three trading prices of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion. Notwithstanding the foregoing, 1800 Diagonal shall be restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by 1800 Diagonal and its affiliates, exceeds 9.99% of the outstanding shares of the Company’s common stock.
Penalty amount																																																										$ 1,000
Debt issue costs															$ 3,750
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | May Twelve Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member] | Minimum [Member]
Debt instrument debt default interest rate														110.00%
Securities Purchase Agreement [Member] | 1800 Diagonal Lending [Member] | May Twelve Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member] | Maximum [Member]
Debt instrument debt default interest rate														129.00%
Percentage of outstanding shares of common stock														9.99%
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member]
principal amount		$ 111,111	$ 111,111						$ 110,000			235,700	$ 235,700				$ 120,000			$ 170,000																														173,111						173,111		235,700					173,111
Debt instrument maturity date			Feb. 14, 2024						Aug. 15, 2023								Mar. 29, 2023			Dec. 07, 2022
Debt instrument, interest rate, stated percentage		10.00%	10.00%						10.00%								10.00%			10.00%
Debt instrument debt default interest rate						60.00%				60.00%
Debt instrument unamortized premium												29,238	29,238																																					152,761						152,761		29,238					152,761
Debt conversion converted instrument																																																								283,700		54,300
Accrued interest												9,519	9,519																																					5,213						5,213		9,519					5,213
Legal fees and due diligence expenses			$ 5,500						$ 5,500
Debt default amount percentage	24.00%
Debt instrument description		The conversion price for the above ONE44 notes ranges from
Original issue discounts amount																	$ 18,000			$ 25,500
Debt principal increase percentage			20.00%
Debt instrument amount																																																		133,305						133,305							133,305
Debt Conversion, Original Debt, Amount			$ 11,111						$ 10,000
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Minimum [Member]
Debt instrument debt default interest rate			120.00%
Penalty amount			$ 250
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | Maximum [Member]
Debt instrument debt default interest rate			135.00%
Penalty amount			$ 500
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | December Seven Two Thousand Twenty One Geneva Roth [Member]
principal amount																				$ 170,000
Debt instrument maturity date																				Dec. 07, 2022
Debt instrument, interest rate, stated percentage																				10.00%
Original issue discounts amount																				$ 25,500
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | March Twenty Nine Two Thousand Twenty Two [Member]
principal amount												235,700	235,700				$ 120,000																																									235,700
Debt instrument maturity date																	Mar. 29, 2023
Debt instrument, interest rate, stated percentage																	10.00%
Debt instrument debt default interest rate																	65.00%
Debt instrument unamortized premium												29,238	29,238				$ 156,154																																									29,238
Debt conversion converted instrument																																																										54,300
Accrued interest												9,519	9,519																																													9,519
Debt default amount percentage																	24.00%
Original issue discounts amount																	$ 18,000
Debt principal increase percentage																	20.00%
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | March Twenty Nine Two Thousand Twenty Two [Member] | Minimum [Member]
Debt instrument debt default interest rate																	120.00%
Percentage of outstanding shares of common stock																	4.99%
Penalty amount																	$ 250
Securities Purchase Agreement [Member] | ONE44 Capital LLC [Member] | March Twenty Nine Two Thousand Twenty Two [Member] | Maximum [Member]
Debt instrument debt default interest rate																	135.00%
Penalty amount																	$ 500
Securities Purchase Agreement [Member] | Coventry Enterprises LLC Securities Purchase Agreement [Member]
principal amount				$ 125,000																																														125,000						125,000							125,000
Debt instrument, interest rate, stated percentage				10.00%
Debt conversion converted instrument				$ 125,000
Accrued interest																																																		5,103						5,103							5,103
Original issue discount				25,000
Proceeds from convertible debt				100,000
Amortization of debt discount				37,500
Debt instrument guaranteed interest				$ 12,500
Number of shares issued | shares				75,000
Securities Purchase Agreement [Member] | Red Road Holdings Securities Purchase Agreement [Member]
principal amount					$ 53,750																																													53,750						53,750							53,750
Debt instrument, interest rate, stated percentage					8.00%
Debt instrument debt default interest rate					22.00%
Percentage of outstanding shares of common stock					4.99%
Debt instrument unamortized premium					$ 28,942
Accrued interest																																																		2,073						2,073							2,073
Legal fees and due diligence expenses					3,750
Proceeds from convertible debt					$ 50,000
Debt instrument description					65% of the Market Price (representing a discount rate of 35%) which is defined as the average of the lowest three (3) Trading Prices (as defined in the Red Road Note) for the common stock during the ten (10) trading days prior to the conversion date. The Red Road Note is subject to 4.99% beneficial ownership limitations and is treated as stock settled debt under ASC 480, and accordingly the Company recorded a total of $28,942 put premium
Penalty amount					$ 1,000
Note prepayment pemium description					The Red Road Note may be prepaid until 180 days from its issuance date, subject to the following: if prepaid within 60 days of the issuance date, the prepayment premium is 110% of the face amount of such note plus any accrued interest, if prepaid after 60 days but less than 91 days from the issuance date, then the prepayment premium is 115% of the face amount plus any accrued interest of such note., if prepaid after 90 days but less than 121 days from the issuance date, then the prepayment premium is 120% of the face amount plus any accrued interest of such note, if prepaid after 120 days but less than 151 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest of such note, and if prepaid after 150 days but less than 181 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest of such note.
January Seven Two Thousand Twenty Power Up Lending Group Securities Purchase Agreement [Member] | January Seven Two Thousand Twenty Power Up Note [Member]
principal amount																																						$ 75,000
Debt instrument maturity date																																						Jan. 07, 2021
Debt instrument, interest rate, stated percentage																																						8.00%
Legal fees and due diligence expenses																																					$ 2,500
Prepayment penalty																																					72,000
Diligence fees																																					$ 500
March Twelve Two Thousand Twenty Power Up Lending Group Securities Purchase Agreement [Member] | March Twelve Two Thousand Twenty Power Up Note [Member]
principal amount																																	$ 43,000																										0
Debt instrument maturity date																																	Mar. 12, 2021
Debt instrument, interest rate, stated percentage																																	8.00%
Debt instrument debt default interest rate																																	150.00%
Lowest trading price percentage																																	65.00%
Percentage of outstanding shares of common stock																																	4.99%
Convertible notes payable																																																											0
Debt instrument convertible | Integer																																	10
Embedded derivative fair value of embedded derivative liability																																	$ 422,557
Accrued interest																																																											0
Legal fees and due diligence expenses																																		$ 2,500
Debt default amount percentage																																	22.00%
Prepayment penalty																																		40,000
Diligence fees																																		$ 500
Conversion price, description																																	The conversion price for the above Power Up notes was $3,050,000, subject to certain Market Price (as defined below) adjustment. If the Market Price was greater than or equal to $5,000,000, the conversion price was to be the greater of 65% of the Market Price (“Variable Conversion Price”) and $3,050,000. In the event Market Price was less than $5,000,000, the conversion price was to be the Variable Conversion Price. As defined in the note agreements, the “Market Price” was the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the “pink sheets” during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up was restricted from effecting a conversion if such conversion, along with other shares of the Company’s common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company’s common stock.
Repayment in cash																																																											43,000
Repayment of interest																																																											1,816
Auctus Financing Agreement [Member]
principal amount												0	0																																													0	32,848	$ 358,965
G W Holdings Financing Agreement [Member] | December Ten Two Thousand Twenty [Member]
principal amount												90,000	90,000																																													90,000
Debt instrument unamortized premium												60,000	60,000																																													60,000
Accrued interest												7,885	7,885																																													7,885
Penalty amount																																																										4,000
G W Holdings Financing Agreement [Member] | G W Holdings Group L L C [Member] | October One Two Thousand Nineteen Auctus Note [Member]
Debt instrument unamortized premium																																																											27,333
G W Holdings Financing Agreement [Member] | G W Holdings Group L L C [Member] | December Ten Two Thousand Twenty [Member]
principal amount												0	0														$ 90,000																															0	41,000
Accrued interest												0	0														$ 4,636																															0
Geneva Roth Financing Agreement Agreement [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member]
principal amount												299,500	299,500																																													299,500	78,000
Accrued interest												11,980	11,980																																													11,980
Geneva Roth Financing Agreement Agreement [Member] | Geneva Roth Remark Holdings Inc [Member] | September Twenty Two Two Thousand Twenty One Geneva Roth [Member]
principal amount												0	0																																													0	132,000
Debt instrument unamortized premium												161,269	161,269																																													161,269	42,000
Accrued interest																																																											$ 3,477
6th Street Financing Agreement [Member] | 1800 Diagonal Lending [Member]
principal amount												265,000	265,000																																													265,000
Debt instrument unamortized premium												63,269	63,269																																													63,269
Debt conversion converted instrument																																																										117,500
Accrued interest												6,081	6,081																																													6,081
6th Street Financing Agreement [Member] | 1800 Diagonal Lending [Member] | May Twelve Twenty Twenty Two Thousand Eighthundred Diagonal Note [Member]
principal amount												265,000	265,000																																													265,000
Debt instrument unamortized premium												63,269	63,269																																													63,269
Debt conversion converted instrument																																																										117,500
Accrued interest												$ 6,081	$ 6,081																																													$ 6,081
August Ten Two Thousand And Nineteen Consulting Agreement [Member]
Debt instrument maturity date																																													Aug. 10, 2019
Crown Bridge Financing Agreement [Member] | Crown Bridge Partners, LLC [Member]
principal amount																																																		$ 0						$ 0							$ 0